AEW REAL ESTATE FUND
                        CGM ADVISOR TARGETED EQUITY FUND
                          HANSBERGER INTERNATIONAL FUND
                      HARRIS ASSOCIATES FOCUSED VALUE FUND
                     HARRIS ASSOCIATES LARGE CAP VALUE FUND
                         IXIS U.S. DIVERSIFIED PORTFOLIO
                                 IXIS VALUE FUND
                       VAUGHAN NELSON SMALL CAP VALUE FUND
                          WESTPEAK CAPITAL GROWTH FUND
                                  (THE "FUNDS")

     Supplement dated October 7, 2005 to the IXIS Advisor Equity Funds Classes A, B and C Prospectus dated May 1, 2005, as may be revised and supplemented from time to time

     (This supplement replaces the supplement for the IXIS U.S. Diversified Portfolio dated June 16, 2005)

Effective September 1, 2005, State Street Bank and Trust Company became the custodian of the Funds. Effective October 1, 2005, Boston Financial Data Services, Inc. became the shareholder servicing and transfer agent of the Funds. The expenses of the Funds have been reduced as a result of these new arrangements. Accordingly, the Annual Fund Operating Expenses table and the Example table of the Prospectus are amended and restated as follows:

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets, as a percentage of average daily net assets)

-
-------------------- ---------------------------------- ------------------------------------ ------------------------------------
                          AEW REAL ESTATE FUND(1)        CGM ADVISOR TARGETED EQUITY FUND       HANSBERGER INTERNATIONAL FUND
-------------------- ---------------------------------- ------------------------------------ ------------------------------------
-------------------- ------------- ---------- --------- ------------ ----------- ----------- ----------- ------------ -----------
                       CLASS A      CLASS B   CLASS C     CLASS A     CLASS B     CLASS C     CLASS A      CLASS B     CLASS C
-------------------- ------------- ---------- --------- ------------ ----------- ----------- ----------- ------------ -----------
-------------------- ------------- ---------- --------- ------------ ----------- ----------- ----------- ------------ -----------
Management fees         0.80%        0.80%     0.80%       0.70%       0.70%       0.70%       0.80%        0.80%       0.80%
-------------------- ------------- ---------- --------- ------------ ----------- ----------- ----------- ------------ -----------
-------------------- ------------- ---------- --------- ------------ ----------- ----------- ----------- ------------ -----------
Distribution
and/or service
(12b-1) fees            0.25%       1.00%*     1.00%*      0.25%       1.00%*      1.00%*      0.25%       1.00%*       1.00%*
-------------------- ------------- ---------- --------- ------------ ----------- ----------- ----------- ------------ -----------
-------------------- ------------- ---------- --------- ------------ ----------- ----------- ----------- ------------ -----------
Other expenses ++       0.48%        0.48%     0.48%       0.27%       0.27%       0.27%       0.55%        0.55%       0.55%
-------------------- ------------- ---------- --------- ------------ ----------- ----------- ----------- ------------ -----------
-------------------- ------------- ---------- --------- ------------ ----------- ----------- ----------- ------------ -----------
Total annual fund
operating expenses      1.53%        2.28%     2.28%       1.22%       1.97%       1.97%       1.60%        2.35%       2.35%
-------------------- ------------- ---------- --------- ------------ ----------- ----------- ----------- ------------ -----------
-------------------- ------------- ---------- --------- ------------ ----------- ----------- ----------- ------------ -----------
Fee Waiver and/or
Expense
Reimbursement           0.03%        0.03%     0.03%       0.00%       0.00%       0.00%       0.00%        0.00%       0.00%
-------------------- ------------- ---------- --------- ------------ ----------- ----------- ----------- ------------ -----------
-------------------- ------------- ---------- --------- ------------ ----------- ----------- ----------- ------------ -----------
Net Expenses            1.50%        2.25%     2.25%       1.22%       1.97%       1.97%       1.60%        2.35%       2.35%
-------------------- ------------- ---------- --------- ------------ ----------- ----------- ----------- ------------ -----------

-------------------- ---------------------------------- ------------------------------------ ------------------------------------
                      HARRIS ASSOCIATES FOCUSED VALUE    HARRIS ASSOCIATES LARGE CAP VALUE    IXIS U.S. DIVERSIFIED PORTFOLIO+
                                  FUND(2)                             FUND(3)
-------------------- ---------------------------------- ------------------------------------ ------------------------------------
-------------------- ------------- ---------- --------- ------------ ----------- ----------- ----------- ------------ -----------
                       CLASS A      CLASS B   CLASS C     CLASS A     CLASS B     CLASS C     CLASS A      CLASS B     CLASS C
-------------------- ------------- ---------- --------- ------------ ----------- ----------- ----------- ------------ -----------
-------------------- ------------- ---------- --------- ------------ ----------- ----------- ----------- ------------ -----------
Management fees         1.00%        1.00%     1.00%       0.68%       0.68%       0.68%       0.90%        0.90%       0.90%
-------------------- ------------- ---------- --------- ------------ ----------- ----------- ----------- ------------ -----------
-------------------- ------------- ---------- --------- ------------ ----------- ----------- ----------- ------------ -----------
Distribution
and/or service
(12b-1) fees            0.25%       1.00%*     1.00%*      0.25%       1.00%*      1.00%*      0.25%       1.00%*       1.00%*
-------------------- ------------- ---------- --------- ------------ ----------- ----------- ----------- ------------ -----------
-------------------- ------------- ---------- --------- ------------ ----------- ----------- ----------- ------------ -----------
Other expenses ++       0.31%        0.31%     0.31%       0.37%       0.37%       0.37%       0.37%        0.37%       0.37%
-------------------- ------------- ---------- --------- ------------ ----------- ----------- ----------- ------------ -----------
-------------------- ------------- ---------- --------- ------------ ----------- ----------- ----------- ------------ -----------
Total annual fund
operating expenses      1.56%        2.31%     2.31%       1.30%       2.05%       2.05%       1.52%        2.27%       2.27%
-------------------- ------------- ---------- --------- ------------ ----------- ----------- ----------- ------------ -----------


-------------------- ---------------------------------- ------------------------------------ ------------------------------------
                              IXIS VALUE FUND           VAUGHAN NELSON SMALL CAP VALUE FUND     WESTPEAK CAPITAL GROWTH FUND
-------------------- ---------------------------------- ------------------------------------ ------------------------------------
-------------------- ---------- ----------- ----------- ------------ ----------- ----------- ----------- ------------ -----------
                      CLASS A    CLASS B     CLASS C      CLASS A     CLASS B     CLASS C     CLASS A      CLASS B     CLASS C
-------------------- ---------- ----------- ----------- ------------ ----------- ----------- ----------- ------------ -----------
-------------------- ---------- ----------- ----------- ------------ ----------- ----------- ----------- ------------ -----------
Management fees        0.75%      0.75%       0.75%        0.90%       0.90%       0.90%       0.75%        0.75%       0.75%
-------------------- ---------- ----------- ----------- ------------ ----------- ----------- ----------- ------------ -----------
-------------------- ---------- ----------- ----------- ------------ ----------- ----------- ----------- ------------ -----------
Distribution
and/or service
(12b-1) fees           0.25%      1.00%*      1.00%*       0.25%       1.00%*      1.00%*      0.25%       1.00%*       1.00%*
-------------------- ---------- ----------- ----------- ------------ ----------- ----------- ----------- ------------ -----------
-------------------- ---------- ----------- ----------- ------------ ----------- ----------- ----------- ------------ -----------
Other expenses++       0.43%      0.43%       0.43%        0.60%       0.60%       0.60%       0.62%        0.62%       0.62%
-------------------- ---------- ----------- ----------- ------------ ----------- ----------- ----------- ------------ -----------
-------------------- ---------- ----------- ----------- ------------ ----------- ----------- ----------- ------------ -----------
Total annual fund
operating expenses     1.43%      2.18%       2.18%        1.75%       2.50%       2.50%       1.62%        2.37%       2.37%
-------------------- ---------- ----------- ----------- ------------ ----------- ----------- ----------- ------------ -----------

+ Expense information reflects a reduction in the advisory fee of the IXIS U.S. Diversified Portfolio from 1.05% of the first $750 million of the average daily net assets of the Fund and 0.95% thereafter to 0.90% of the first $1 billion of the average daily net assets of the Fund and 0.80% thereafter, effective July 1, 2005.

++ Other expenses have been restated to reflect changes to the custodian and transfer agency fees for the Funds effective September 1, 2005 and October 1, 2005, respectively.

* Because of the higher 12b-1 fees, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by the rules of the National Association of Securities Dealers, Inc.

(1) AEW has given a binding undertaking to this Fund to limit the amount of the Fund's total annual fund operating expenses, exclusive of brokerage expenses, interest expenses, taxes and organizational and extraordinary expenses, to 1.50%, 2.25% and 2.25% of the Fund's average daily net assets for Classes A, B and C shares, respectively. This undertaking is in effect through April 30, 2006, and is reevaluated on an annual basis. Without this undertaking, expenses would have been higher.

(2) IXIS Advisors has given a binding undertaking to this Fund to limit the amount of the Fund's total annual fund operating expenses, exclusive of brokerage expenses, interest expenses, taxes and organizational and extraordinary expenses, to 1.70%, 2.45% and 2.45% of the Fund's average daily net assets for Classes A, B and C shares, respectively. This undertaking is in effect through April 30, 2006, and is reevaluated on an annual basis.

(3) IXIS Advisors has given a binding undertaking to this Fund to limit the amount of the Fund's total annual fund operating expenses, exclusive of brokerage expenses, interest expenses, taxes and organizational and extraordinary expenses, to 1.30%, 2.05% and 2.05% of the Fund's average daily net assets for Classes A, B and C shares, respectively. This undertaking is in effect through April 30, 2006 and is reevaluated on an annual basis.

EXAMPLE*

--------------- --------------------------------------------------------- ---------------------------------------------------------
                                  AEW REAL ESTATE FUND                                CGM ADVISOR TARGETED EQUITY FUND
--------------- --------------------------------------------------------- ---------------------------------------------------------
--------------- ----------- ---------------------- ---------------------- ---------- ----------------------- ----------------------
                 CLASS A           CLASS B                CLASS C          CLASS A          CLASS B                 CLASS C
--------------- ----------- ---------------------- ---------------------- ---------- ----------------------- ----------------------
--------------- ----------- ---------- ----------- ---------- ----------- ---------- ----------- ----------- ---------- -----------
                               (1)        (2)         (1)        (2)                    (1)         (2)         (1)        (2)
--------------- ----------- ---------- ----------- ---------- ----------- ---------- ----------- ----------- ---------- -----------
--------------- ----------- ---------- ----------- ---------- ----------- ---------- ----------- ----------- ---------- -----------
    1 year         $719       $728        $228       $328        $228       $692        $700        $200       $300        $200
--------------- ----------- ---------- ----------- ---------- ----------- ---------- ----------- ----------- ---------- -----------
--------------- ----------- ---------- ----------- ---------- ----------- ---------- ----------- ----------- ---------- -----------
   3 years        $1,028     $1,009       $709       $709        $709       $940        $918        $618       $618        $618
--------------- ----------- ---------- ----------- ---------- ----------- ---------- ----------- ----------- ---------- -----------
--------------- ----------- ---------- ----------- ---------- ----------- ---------- ----------- ----------- ---------- -----------
   5 years        $1,359     $1,417      $1,217     $1,217      $1,217     $1,207      $1,262      $1,062     $1,062      $1,062
--------------- ----------- ---------- ----------- ---------- ----------- ---------- ----------- ----------- ---------- -----------
--------------- ----------- ---------- ----------- ---------- ----------- ---------- ----------- ----------- ---------- -----------
  10 years**      $2,291     $2,425      $2,425     $2,613      $2,613     $1,967      $2,102      $2,102     $2,296      $2,296
--------------- ----------- ---------- ----------- ---------- ----------- ---------- ----------- ----------- ---------- -----------
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
--------------- --------------------------------------------------------- ---------------------------------------------------------
                             HANSBERGER INTERNATIONAL FUND                          HARRIS ASSOCIATES FOCUSED VALUE FUND
--------------- --------------------------------------------------------- ---------------------------------------------------------
--------------- ----------- ---------------------- ---------------------- ---------- ----------------------- ----------------------
                 CLASS A           CLASS B                CLASS C          CLASS A          CLASS B                 CLASS C
--------------- ----------- ---------------------- ---------------------- ---------- ----------------------- ----------------------
--------------- ----------- ---------- ----------- ---------- ----------- ---------- ----------- ----------- ---------- -----------
                               (1)        (2)         (1)        (2)                    (1)         (2)         (1)        (2)
--------------- ----------- ---------- ----------- ---------- ----------- ---------- ----------- ----------- ---------- -----------
--------------- ----------- ---------- ----------- ---------- ----------- ---------- ----------- ----------- ---------- -----------
    1 year         $728       $738        $238       $338        $238       $725        $734        $234       $334        $234
--------------- ----------- ---------- ----------- ---------- ----------- ---------- ----------- ----------- ---------- -----------
--------------- ----------- ---------- ----------- ---------- ----------- ---------- ----------- ----------- ---------- -----------
   3 years        $1,051     $1,033       $733       $733        $733      $1,039      $1,021       $721       $721        $721
--------------- ----------- ---------- ----------- ---------- ----------- ---------- ----------- ----------- ---------- -----------
--------------- ----------- ---------- ----------- ---------- ----------- ---------- ----------- ----------- ---------- -----------
   5 years        $1,396     $1,455      $1,255     $1,255      $1,255     $1,376      $1,435      $1,235     $1,235      $1,235
--------------- ----------- ---------- ----------- ---------- ----------- ---------- ----------- ----------- ---------- -----------
--------------- ----------- ---------- ----------- ---------- ----------- ---------- ----------- ----------- ---------- -----------
  10 years**      $2,366     $2,499      $2,499     $2,686      $2,686     $2,325      $2,458      $2,458     $2,646      $2,646
--------------- ----------- ---------- ----------- ---------- ----------- ---------- ----------- ----------- ---------- -----------



--------------- --------------------------------------------------------- ---------------------------------------------------------
                         HARRIS ASSOCIATES LARGE CAP VALUE FUND                       IXIS U.S. DIVERSIFIED PORTFOLIO
--------------- --------------------------------------------------------- ---------------------------------------------------------
--------------- ----------- ---------------------- ---------------------- ---------- ----------------------- ----------------------
                 CLASS A           CLASS B                CLASS C          CLASS A          CLASS B                 CLASS C
--------------- ----------- ---------------------- ---------------------- ---------- ----------------------- ----------------------
--------------- ----------- ---------- ----------- ---------- ----------- ---------- ----------- ----------- ---------- -----------
                               (1)        (2)         (1)        (2)                    (1)         (2)         (1)        (2)
--------------- ----------- ---------- ----------- ---------- ----------- ---------- ----------- ----------- ---------- -----------
--------------- ----------- ---------- ----------- ---------- ----------- ---------- ----------- ----------- ---------- -----------
    1 year         $700       $708        $208       $308        $208       $721        $730        $230       $330        $230
--------------- ----------- ---------- ----------- ---------- ----------- ---------- ----------- ----------- ---------- -----------
--------------- ----------- ---------- ----------- ---------- ----------- ---------- ----------- ----------- ---------- -----------
   3 years         $963       $943        $643       $643        $643      $1,028      $1,009       $709       $709        $709
--------------- ----------- ---------- ----------- ---------- ----------- ---------- ----------- ----------- ---------- -----------
--------------- ----------- ---------- ----------- ---------- ----------- ---------- ----------- ----------- ---------- -----------
   5 years        $1,247     $1,303      $1,103     $1,103      $1,103     $1,356      $1,415      $1,215     $1,215      $1,215
--------------- ----------- ---------- ----------- ---------- ----------- ---------- ----------- ----------- ---------- -----------
--------------- ----------- ---------- ----------- ---------- ----------- ---------- ----------- ----------- ---------- -----------
  10 years**      $2,053     $2,187      $2,187     $2,379      $2,379     $2,283      $2,417      $2,417     $2,605      $2,605
--------------- ----------- ---------- ----------- ---------- ----------- ---------- ----------- ----------- ---------- -----------

--------------- --------------------------------------------------------- ---------------------------------------------------------
                                    IXIS VALUE FUND                                 VAUGHAN NELSON SMALL CAP VALUE FUND
--------------- --------------------------------------------------------- ---------------------------------------------------------
--------------- ----------- ---------------------- ---------------------- ---------- ----------------------- ----------------------
                 CLASS A           CLASS B                CLASS C          CLASS A          CLASS B                 CLASS C
--------------- ----------- ---------------------- ---------------------- ---------- ----------------------- ----------------------
--------------- ----------- ---------- ----------- ---------- ----------- ---------- ----------- ----------- ---------- -----------
                               (1)        (2)         (1)        (2)                    (1)         (2)         (1)        (2)
--------------- ----------- ---------- ----------- ---------- ----------- ---------- ----------- ----------- ---------- -----------
--------------- ----------- ---------- ----------- ---------- ----------- ---------- ----------- ----------- ---------- -----------
    1 year         $712       $721        $221       $321        $221       $743        $753        $253       $353        $253
--------------- ----------- ---------- ----------- ---------- ----------- ---------- ----------- ----------- ---------- -----------
--------------- ----------- ---------- ----------- ---------- ----------- ---------- ----------- ----------- ---------- -----------
   3 years        $1,001       $982        $682       $682        $682      $1,094      $1,079       $779       $779        $779
--------------- ----------- ---------- ----------- ---------- ----------- ---------- ----------- ----------- ---------- -----------
--------------- ----------- ---------- ----------- ---------- ----------- ---------- ----------- ----------- ---------- -----------
   5 years        $1,312     $1,370      $1,170     $1,170      $1,170     $1,469      $1,531      $1,331     $1,331      $1,331
--------------- ----------- ---------- ----------- ---------- ----------- ---------- ----------- ----------- ---------- -----------
--------------- ----------- ---------- ----------- ---------- ----------- ---------- ----------- ----------- ---------- -----------
  10 years**      $2,190     $2,323      $2,323     $2,513      $2,513     $2,519      $2,652      $2,652     $2,836      $2,836
--------------- ----------- ---------- ----------- ---------- ----------- ---------- ----------- ----------- ---------- -----------

--------------- ---------------------------------------------------------
                              WESTPEAK CAPITAL GROWTH FUND
--------------- ---------------------------------------------------------
--------------- ----------- ---------------------- ----------------------
                 CLASS A           CLASS B                CLASS C
--------------- ----------- ---------------------- ----------------------
--------------- ----------- ---------- ----------- ---------- -----------
                               (1)        (2)         (1)        (2)
--------------- ----------- ---------- ----------- ---------- -----------
--------------- ----------- ---------- ----------- ---------- -----------
    1 year         $730       $740        $240       $340        $240
--------------- ----------- ---------- ----------- ---------- -----------
--------------- ----------- ---------- ----------- ---------- -----------
   3 years        $1,057     $1,039       $739       $739        $739
--------------- ----------- ---------- ----------- ---------- -----------
--------------- ----------- ---------- ----------- ---------- -----------
   5 years        $1,406     $1,465      $1,265     $1,265      $1,265
--------------- ----------- ---------- ----------- ---------- -----------
--------------- ----------- ---------- ----------- ---------- -----------
  10 years**      $2,386     $2,520      $2,520     $2,706      $2,706
--------------- ----------- ---------- ----------- ---------- -----------

(1)      Assumes redemption at end of period.

(2)      Assumes no redemption at end of period.

* The Example for the AEW Real Estate Fund is based on Net Expenses for the 1-year period and on Total Annual Fund Operating Expenses for the remaining years. The Example for all other Funds is based on Total Annual Fund Operating Expenses for all periods. Reflects current fees and expenses.

** Class B shares automatically convert to Class A shares after 8 years; therefore, in years 9 and 10 Class B amounts are calculated using Class A expenses.



                                                                      SP281-1005

                        IXIS EQUITY DIVERSIFIED PORTFOLIO
                       IXIS MODERATE DIVERSIFIED PORTFOLIO
                               (THE "PORTFOLIOS")

     Supplement dated October 7, 2005 to the IXIS Diversified Portfolios Prospectus dated May 1, 2005, as may be revised and supplemented from time to time

Effective September 1, 2005, State Street Bank and Trust Company became the custodian of the Portfolios. Effective October 1, 2005, Boston Financial Data Services, Inc. became the shareholder servicing and transfer agent of the Portfolios. The expenses of the Portfolios have been reduced as a result of these new arrangements. Accordingly, the Annual Portfolio Operating Expenses table and the Example table of the Prospectus are amended and restated as follows:

ANNUAL PORTFOLIO OPERATING EXPENSES
(expenses that are deducted from Portfolio assets, as a percentage of average daily net assets)

-------------------------- -------------------------------------- -----------------------------------------
                           IXIS EQUITY DIVERSIFIED PORTFOLIO(1)    IXIS MODERATE DIVERSIFIED PORTFOLIO(2)
-------------------------- -------------------------------------- -----------------------------------------
-------------------------- ------------------ ------------------- ------------------- ---------------------
                                CLASS A            CLASS C             CLASS A              CLASS C
-------------------------- ------------------ ------------------- ------------------- ---------------------
-------------------------- ------------------ ------------------- ------------------- ---------------------
 Management fees                0.80%              0.80%               0.75%                0.75%
-------------------------- ------------------ ------------------- ------------------- ---------------------
-------------------------- ------------------ ------------------- ------------------- ---------------------
 Distribution and/or
 service (12b-1) fees           0.25%              1.00%*              0.25%                1.00%*
-------------------------- ------------------ ------------------- ------------------- ---------------------
-----------------------------------------------------------------------------------------------------------
   Other Expenses**             0.34%              0.34%               0.26%                0.26%
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
   Total annual
   Portfolio operating          1.39%              2.14%               1.26%                2.01%
   expenses
-----------------------------------------------------------------------------------------------------------

* Because of the higher 12b-1 fees, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by the rules of the National Association of Securities Dealers, Inc.

** "Other Expenses" for both Portfolios have been restated to reflect changes to the custodian and transfer agency fees for the Portfolio effective September 1, 2005 and October 1, 2005, respectively. Other expenses for both Portfolios are based on estimated amounts for the current fiscal year.

1 IXIS Advisors has given a binding undertaking to the IXIS Equity Diversified Portfolio to limit the amount of the Portfolio's total annual fund operating expenses, exclusive of brokerage expenses, interest expenses, taxes and organizational and extraordinary expenses, to 1.65% and 2.40%, respectively, of the Portfolio's average daily net assets for Classes A and C shares. This undertaking is in effect through April 30, 2006 and will be reevaluated on an annual basis.

2 IXIS Advisors has given a binding undertaking to the IXIS Moderate Diversified Portfolio to limit the amount of the Portfolio's total annual fund operating expenses, exclusive of brokerage expenses, interest expenses, taxes and organizational and extraordinary expenses, to 1.65% and 2.40%, respectively, of the Portfolio's average daily net assets for Classes A and C shares. This undertaking is in effect through April 30, 2006 and will be reevaluated on an annual basis.

EXAMPLE*

------------- ------------------------------------------ ------------------------------------------
                  IXIS EQUITY DIVERSIFIED PORTFOLIO         IXIS MODERATE DIVERSIFIED PORTFOLIO
------------- ------------------------------------------ ------------------------------------------
---------------------------------------------------------------------------------------------------
                Class A              Class C               Class A              Class C
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
                                 (1)           (2)                         (1)           (2)
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
1 year           $708           $317           $217         $696          $304           $204
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
3 years          $990           $670           $670         $952          $630           $630
---------------------------------------------------------------------------------------------------

* The Examples for both Portfolios are based on Total Annual Portfolio Operating Expenses for all periods. Reflects current fees and expenses.

(1)  Assumes redemption at end of period.

(2)  Assumes no redemption at end of period.


                                                                      SP283-1005